Stock-Based Compensation and Awards - Schedule of Changes in Stock Option Awards for Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Options outstanding, beginning of period (in shares)	296,000
Granted (in shares)	0	0	0
Exercised (in shares)	(69,000)
Cancelled (in shares)	(17,000)
Options outstanding, end of period (in shares)	210,000	296,000
Options exercisable, end of period (in shares)	210,000
Weighted Average Exercise Price Per Share
Options outstanding, beginning of period (in dollars per share)	$ 17.44
Granted (in dollars per share)	0.00
Exercised (in dollars per share)	16.41
Cancelled (in dollars per share)	44.23
Options outstanding, end of period (in dollars per share)	15.61	$ 17.44
Options exercisable, end of period (in dollars per share)	$ 15.61
Weighted Average Remaining Life
Options outstanding, end of period	1 year 6 months
Options exercisable, end of period	1 year 6 months
Aggregate Intrinsic Value
Options outstanding, end of period	$ 3,369
Options exercisable, end of period	$ 3,369